Long-Term Borrowings - Schedule of Long Term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Long Term Borrowings [Line Items]
Principal amount	¥ 10,000	$ 1,370	¥ 3,000
Loan 1 [Member]
Schedule of Long Term Borrowings [Line Items]
Maturity date	Apr. 02, 2027
Principal amount	¥ 10,000
Interest rate per annum	3.95%	3.95%
Name of bank	China Construction Bank Corporation Beijing Chaoyang Branch